Segment Revenue and Expenses - Summary of Geographical Information (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [abstract]
Deferred tax assets	$ 1,959	$ 1,007